Commitments and Contingencies	9 Months Ended
Sep. 30, 2016
Commitments and Contingencies [Abstract]
Commitments and Contingencies
8.	Commitments and Contingencies –

Operating Leases

The Company leases its Plymouth, Minnesota office under an operating lease agreement that expired in October 2014. Upon expiration the lease was renewed on a month to month basis with payments of $977 per month.

In March 2014 the Company entered into an operating lease agreement for the El Toro location which expires in February 2019, with an option to extend to February 2024. In November 2014 the lease was amended to add El Toro, as a co-lessee. The monthly payments range from $10,000 to $11,604.

The Company's El Toro lease calls for rent increases over the term of the lease. The Company records rent expense on a straight line basis using average rent for the term of the lease. The excess of the expense over cash rent paid is shown as deferred rent.

Approximate annual future minimum lease payments under these leases are as follows:

Period	Amount

Three Months Ending December 31, 2016	$35,000
2017	139,000
2018	139,000
2019	23,000

$336,000

The rent expense under all leases was approximately $103,000 and $8,800, respectively, for the nine months ended September 30, 2016 and 2015.

Walters Recycling & Refuse Station

In June 2016 Blaine entered into a compressed natural gas fuel station agreement (the “Agreement”) with Walters Recycling & Refuse, Inc. (“Walters”), an unrelated third party. Under the agreement Blaine will construct, at its sole expense, a CNG dispensing system (the “System”) on a portion of the property owned by Walters. The System shall include the required elements as defined in the contract. The System shall only be used for the purpose of filling Walter’s vehicles and authorized Blaine vehicles and trailers. Titan is required to have the System fully operational by June 2017. If the System is not fully operational by June 2017 Walters may terminate the agreement with 30 days written notice to Blaine. Blaine will be required to return the property to its pre-construction condition. Blaine shall retain ownership of all unattached movable components of the System. In addition, Blaine is responsible for all costs relating to installing the utilities required for the System as well as the costs for all ongoing system and property maintenance. The term of the agreement shall be for a period of seven years and shall commence on the date the system becomes fully operational and is first used by Walters, as defined in the agreement. Walters has the right to renew the agreement for four additional two year renewal periods. Beginning on the commencement date and through the contract term, Walters agrees to purchase 144,000 GGE, annually, of CNG, as defined, exclusively from Blaine. The rate charged to Walters includes an initial six month rate which is then adjusted as stated in the agreement.

Station Operations and Lease Agreement

In December 2015, Diamond Bar entered into a transfer of ownership and lease arrangement with the SCAQMD. This property has an existing CNG station owned and operated by the SCAQMD. Thirty days after the date of the agreement, SCAQMD transferred to Diamond Bar, without charge, all of their rights and interests in the existing assets. The agreement also specifies that Diamond Bar lease the property for $1 and identifies certain commitments agreed to by the parties. Some of the more significant ones are as follows:

●	Within 180 days from the contract execution, Diamond Bar, using its best efforts, shall sell any surplus assets and provide SCAQMD with 90% of the net proceeds, as defined. To date Diamond Bar has been unable to sell the surplus assets.

●	Diamond Bar is also required to comply with certain provisions in the agreement with regards to the operation and maintenance of the station.

●	Diamond Bar, at their expense and upon written consent from SCAQMD, can remodel, redecorate or otherwise make improvements and replacements of and to all or any part of the leased premises.

●	Diamond Bar is required to install specific station upgrades, as defined, and is responsible for the cost of these upgrades. All upgrades must be completed within eight months of the execution date. Any improvements made to the premises remain the property of Diamond Bar and can be removed by Diamond Bar.

●	The fueling rate charged to the SCAQMD will be based on actual utility costs, taxes and a fee not to exceed $0.50 per GGE. Currently the rate charged is substantially equal to the market rate charged to all other customers.

The contract ends December 31, 2020. SCAQMD can extend the contract for a period not to exceed five years starting January 1, 2021 at no additional cost. Either party may terminate the contract with sixty days’ notice. If the SCAQMD terminates without cause they will be required to either purchase the property necessary for the operation of the CNG station or reimburse Diamond Bar for the cost of removing the property. If Diamond Bar terminates the contract without cause, the SCAQMD shall have the option to either purchase the property necessary for the operation of the station or require Diamond Bar to remove the property at no cost to SCAQMD.